Submission	Sep. 08, 2026
Submission [Line Items]
Central Index Key	0001702123
Registrant Name	Cardiol Therapeutics Inc.
Form Type	F-10
Submission Type	F-10
Fee Exhibit Type	EX-FILING FEES